Deferred Revenue	6 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Deferred revenue	Note 9 – Deferred revenue
	December 31, 2021	June 30, 2021
	(Unaudited)
Color World platform subscription fees collected in advance of revenue recognition	$1,262,674	$3,596,821